SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Currency exchange rate per dollar | ? / shares	$ 6.4500	$ 6.5286
Cash		$ 635,912
Occupancy expense	$ 330,929
Other operating expenses	$ 295,645	$ 114,088
Foreign currency, Description	For the entities whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period ($1=6.4903 RMB for the nine months ended September 30, 2021 and $1=6.815929 RMB for the nine months ended September 30, 2020), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.4500 RMB at September 30, 2021 and $1=6.5286 RMB at December 31, 2020),	results of operations and cash flows are translated at average exchange rates during the period ($1=6.7473 RMB for the year ended December 31, 2020 and $1=6.9074 RMB for the year ended December 31, 2019), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5286 RMB at December 31, 2020 and $1=6.9630 RMB at December 31, 2019), and equity is translated at historical exchange rates.